Share-based compensation - VRS 2023 Narrative (Details)	12 Months Ended
Dec. 31, 2025 USD ($) shares d $ / shares
VRSUP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received | d	5
Cash Settled VRSU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	$ 6.25
Equity Settled VRSU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,359,620
Weighted average fair value at grant date (in dollars per share) | $ / shares	$ 2.36
Cash-Settled VRSU 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	$ 6.25